Document and Entity Information - shares	12 Months Ended
	Mar. 31, 2023	Aug. 18, 2023
Document Information Line Items
Entity Registrant Name	LYTUS TECHNOLOGIES HOLDINGS PTV. LTD.
Trading Symbol	LYT
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		40,126,449
Amendment Flag	false
Entity Central Index Key	0001816319
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41418
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Business Center 1, M Floor
Entity Address, Address Line Two	The Meydan Hotel
Entity Address, Address Line Three	Nad Al Sheba
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Pipara & Co LLP
Auditor Firm ID	6841
Auditor Location	Ahmedabad, India
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Business Center 1, M Floor
Entity Address, Address Line Two	The Meydan Hotel
Entity Address, Address Line Three	Nad Al Sheba
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Contact Personnel Email Address	info@lytuscorp.com
Contact Personnel Name	Shreyas Shah
Entity Address, Postal Zip Code	00000